The Community Development Fund
March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

Description	Face Amount	Market Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 47.9%
FHLMC Multifamily - 24.8%
Pool KF97, 0.46%, ICE LIBOR USD 1 Month + 0.220%, 11/25/2030 (a)	$874,890	$874,890
Pool KF95, 0.50%, ICE LIBOR USD 1 Month + 0.260%, 11/25/2030 (a)	2,225,707	2,218,930
Pool K720, IO, 0.54%, 08/25/2022 (a)(b)	6,502,471	1,883
Pool KSMC, IO, 0.66%, 01/25/2023 (a)(b)	1,568,031	8,226
Pool K024, IO, 0.77%, 09/25/2022 (a)(b)	1,627,560	3,746
2021-P009, 1.13%, 01/25/2031	488,976	453,387
Pool KJ29, 1.41%, 11/25/2027	2,100,000	1,970,764
Pool KSG1, 1.50%, 09/25/2030	1,260,000	1,132,659
Pool K123, 1.62%, 12/25/2030	1,500,000	1,362,232
Pool KG06, 1.78%, 10/25/2031	1,200,000	1,093,277
2021-P009, 1.88%, 01/25/2031	1,000,000	944,461
Pool CB0268, 2.00%, 04/01/2051	3,320,787	3,091,052
Pool BT0120, 2.00%, 05/01/2051	1,275,721	1,186,691
Pool RA5346, 2.00%, 05/01/2051	1,145,213	1,065,524
Pool KSG2, 2.09%, 11/25/2031 (a)	1,000,000	934,943
Pool K1514, 2.86%, 10/25/2034	2,300,000	2,221,329
Pool K092, 3.13%, 10/25/2028	3,107,966	3,165,725
Pool WN0011, 3.38%, 04/01/2030	754,430	776,139
Pool WA0500, 3.48%, 03/01/2047	2,411,376	2,411,906
Pool WA3207, 3.60%, 04/01/2030	2,152,352	2,244,961
Pool K088, 3.69%, 01/25/2029	1,000,000	1,052,708
		28,215,433
FHLMC Single Family - 1.8%
Pool Q41874, 3.00%, 07/01/2046	1,199,035	1,192,181
Pool RA1853, 3.00%, 12/01/2049	823,794	810,752
		2,002,933
FNMA Multifamily - 4.0%
Pool AM0126, 2.68%, 08/01/2022	1,402,933	1,401,787

The Community Development Fund
 March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
Pool AN6185, 2.93%, 07/01/2024	$1,270,552	$1,265,339
Pool AN5657, 3.30%, 07/01/2032	360,075	369,532
Pool AM5197, 4.20%, 01/01/2030	1,381,562	1,486,622
		4,523,280
FNMA Single Family - 14.5%
Pool CA7479, 2.00%, 10/01/2050	1,021,086	951,274
Pool CA7480, 2.00%, 10/01/2050	1,122,801	1,045,812
Pool CA8444, 2.00%, 12/01/2050	1,251,035	1,165,702
Pool CB1441, 2.00%, 08/01/2051	5,073,576	4,717,369
Pool CB2317, 2.00%, 12/01/2051	1,464,764	1,361,924
Pool AS7484, 3.00%, 06/01/2046	492,280	486,985
Pool BC0962, 3.00%, 06/01/2046	615,218	610,586
Pool AS7476, 3.00%, 07/01/2046	379,805	373,817
Pool AS7647, 3.00%, 07/01/2046	729,340	720,295
Pool AS7653, 3.00%, 07/01/2046	1,272,850	1,264,233
Pool AS8262, 3.00%, 10/01/2046	773,998	767,138
Pool CA4927, 3.00%, 01/01/2050	690,883	679,138
Pool AS8734, 3.50%, 01/01/2047	840,098	854,337
Pool AS9369, 3.50%, 03/01/2047	294,801	296,363
Pool AS9360, 3.50%, 04/01/2047	559,413	567,679
Pool CA1158, 3.50%, 02/01/2048	333,127	335,150
Pool CA1985, 4.00%, 06/01/2048	245,066	251,071
		16,448,873
GNMA Multifamily - 2.2%
2021-183, 1.75%, 01/16/2063	1,488,264	1,390,018
2017-135, 2.60%, 08/16/2058	569,611	552,230
2017-74, 2.60%, 09/16/2058	523,162	503,469
		2,445,717

The Community Development Fund
 March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
GNMA Single Family - 0.8%
Pool G2 AU1835, 3.00%, 08/20/2046	$407,503	$403,817
Pool G2 AU1762, 3.50%, 07/20/2046	452,252	457,061
		860,878
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $57,305,617)		54,497,366

MORTGAGE-BACKED SECURITIES - 33.5%
BX Commercial Mortgage Trust
2.14%, TSFR1M + 1.840% 01/17/2039 (a)(c)	3,000,000	2,951,366
FHLMC Multifamily Structured Pass-Through Certificates
1.91%, 10/25/2031 (a)	5,500,000	5,028,870
FHLMC Multifamily WI Certificates Series
2.25%, 05/25/2032	1,800,000	1,693,970
FNMA
2.50%, 01/01/2052	5,121,816	4,899,749
2.50%, 01/01/2052	1,114,711	1,066,380
2.50%, 02/01/2052	1,244,355	1,190,498
FRESB Mortgage Trust
0.83%, 09/25/2040 (a)	1,976,666	1,866,015
0.99%, 07/25/2040 (a)	969,346	892,381
1.03%, 04/25/2040 (a)	1,383,614	1,318,973
1.12%, 06/25/2040 (a)	2,901,953	2,715,342
1.49%, 01/25/2031 (a)	1,961,053	1,809,358
1.50%, 09/25/2041 (a)	998,899	956,715
1.60%, 10/25/2028 (a)	998,874	950,196
2.13%, 11/25/2039 (a)	1,259,574	1,228,206
2.21%, 12/25/2029 (a)	1,772,670	1,680,645
2.25%, 12/25/2039 (a)	962,966	913,008
2.42%, 09/25/2029 (a)	1,756,861	1,674,815

The Community Development Fund
 March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
FRESB Multifamily Mortgage Pass-Through Trust
3.19%, 12/25/2025 (a)	$396,806	$392,993
3.42%, 09/25/2038 (a)	478,731	480,539
3.88%, 08/25/2038 (a)	1,422,276	1,423,328
STWD Mortgage Trust
1.26%, ICE LIBOR USD 1 Month + 0.858% 11/15/2036 (a)(c)	3,000,000	2,940,630
TOTAL MORTGAGE-BACKED SECURITIES
(COST $40,009,987)		38,073,977

MUNICIPAL BONDS - 6.1%
Massachusetts - 0.4%
Massachusetts State, Housing Finance Agency, RB
1.08%, 06/01/2024	130,000	125,316
1.10%, 06/01/2022	25,000	25,002
1.18%, 12/01/2024	100,000	95,358
1.23%, 06/01/2025	90,000	85,133
1.25%, 06/01/2023	60,000	59,585
1.30%, 12/01/2023	30,000	29,396
1.33%, 12/01/2025	85,000	80,008
		499,798
Michigan - 0.7%
Michigan State, Housing Development Authority, RB
0.96%, 06/01/2025	500,000	469,947
1.10%, 06/01/2022	300,000	300,139
		770,086

The Community Development Fund
 March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

Description	Face Amount	Market Value
New Jersey - 0.8%
New Jersey State, Housing & Mortgage Finance Agency, RB
1.06%, 04/01/2023	$920,000	$907,866
New York - 3.0%
New York City, Housing Development Authority, RB
2.24%, 05/01/2030	1,585,000	1,479,236
2.29%, 11/01/2030	415,000	388,033
3.02%, 11/01/2022	525,000	530,116
3.43%, 01/01/2027	1,000,000	1,002,155
		3,399,540
Virginia - 1.2%
Virginia State, Housing Development Authority, RB
2.11%, 11/01/2029	500,000	473,144
2.31%, 11/01/2031	500,000	466,663
2.46%, 11/01/2032	500,000	469,360
		1,409,167
TOTAL MUNICIPAL BONDS
(COST $7,265,000)		6,986,457

SHORT-TERM INVESTMENT - 4.1%
Short-Term Investment - 4.1%
Fidelity Institutional Government Portfolio, Cl I, 0.12% (d)	4,652,909	4,652,909

TOTAL SHORT-TERM INVESTMENT
(COST $4,652,909)		4,652,909

TOTAL INVESTMENTS (COST $109,233,513) - 91.6%		104,210,457
OTHER ASSETS AND LIABILITIES - 8.4%		9,587,365
NET ASSETS - 100.0%		$113,797,822

The Community Development Fund
 March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Continued)

A list of the open futures contracts held by the Fund at March 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Short Contracts
U.S. 2-Year Treasury Note	(89)	Jul-2022	$(18,888,224)	$(18,861,047)	$27,178
U.S. 5-Year Treasury Note	(71)	Jul-2022	(8,283,035)	(8,142,812)	140,222
U.S. 10-Year Treasury Note	(103)	Jun-2022	(12,999,617)	(12,656,125)	343,492
Ultra 10-Year U.S Treasury Note	(136)	Jun-2022	(18,955,394)	(18,423,750)	531,644
			$(59,126,270)	$(18,423,750)	$1,042,536

(a)
Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)
Interest only security ("IO"). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(c)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities at March 31, 2022 was $5,891,996 and represents 5.2% of Net Assets.

(d)	Rate shown is the 7-day effective yield as of March 31, 2022.
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only - face amount represents notional amount
LIBOR — London Interbank Offered Rate
RB — Revenue Bond
Ser — Series
USD — United States Dollar

The Community Development Fund
 March 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS (Concluded)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$54,497,114	$—	$54,497,114
Mortgage-Backed Securities	—	38,073,977	—	38,073,977
Municipal Bonds	—	6,986,457	—	6,986,457
Short-Term Investment	4,652,909	—	—	4,652,909
Total Investments in Securities	$4,652,909	$99,557,548	$—	$104,,210,457

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$1,042,536	$—	$—	$1,042,536
Total Other Financial Instruments	$1,042,536	$—	$—	$1,042,536

* Futures contracts are valued at the unrealized appreciation on the instrument.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “— “ are $0.